Schedule of Provision for Impairment (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2025 ILS (₪)
Notes and other explanatory information [abstract]
Balance before provision for impairment	₪ 60,170
Provision for impairment	(49,594)
Balance after provision for impairment	10,576
classified as short term receivables	6,169
classified as long term receivables	₪ 4,407